Taxation (Details)	4 Months Ended	12 Months Ended			27 Months Ended	12 Months Ended															4 Months Ended	12 Months Ended						6 Months Ended	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Sep. 30, 2011 CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 United States Minimum	Dec. 31, 2012 United States Maximum	Dec. 31, 2012 Hong Kong	Dec. 31, 2012 Taiwan TWD	Dec. 31, 2012 Netherlands PW Universal EUR (€)	Dec. 31, 2012 Japan	Dec. 31, 2012 Japan C&C Media	Dec. 31, 2012 Japan CCO	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC	Dec. 31, 2009 PRC	Dec. 31, 2008 PRC	Dec. 31, 2012 PRC Subsidiaries and VIEs incorporated in China	Dec. 31, 2012 PRC Subsidiaries and VIEs incorporated in China	Dec. 31, 2012 PRC PW Network	Dec. 31, 2011 PRC PW Network	Dec. 31, 2010 PRC PW Network	Dec. 31, 2009 PRC PW Network	Dec. 31, 2013 PRC PW Network Forecast	Jun. 30, 2009 PRC PW Software CNY	Dec. 31, 2012 PRC PW Software	Dec. 31, 2011 PRC PW Software	Dec. 31, 2010 PRC PW Software	Dec. 31, 2008 PRC PW Software CNY	Dec. 31, 2013 PRC PW Software Forecast	Dec. 31, 2012 PRC Shanghai PW Network	Dec. 31, 2011 PRC Shanghai PW Network	Dec. 31, 2013 PRC Shanghai PW Network Forecast	Dec. 31, 2012 PRC PW Digital Software	Dec. 31, 2014 PRC PW Digital Software Forecast	Dec. 31, 2013 PRC PW Digital Software Forecast	Dec. 31, 2012 PRC PW Digital	Dec. 31, 2014 PRC PW Digital Forecast	Dec. 31, 2013 PRC PW Digital Forecast	Dec. 31, 2012 PRC Other major China-based subsidiaries and VIEs	Dec. 31, 2012 Malaysia PW Malaysia MYR	Dec. 31, 2012 Malaysia Perfect Play	Dec. 31, 2012 Cayman Islands
Income tax disclosures
Number of other cities and provinces covered in expansion of the Pilot Program	8
Value added tax rate on revenues generated from oversea licensing, software development and relevant technology consulting services (as a percent)																					6.00%
Consumption tax rate (as a percent)													5.00%
Business tax rate on revenues generated from online game (as a percent)																						5.00%
Withholding tax to be imposed upon payments of dividends to shareholders																																														0.00%
Corporate income tax rate		25.00%	25.00%	25.00%				15.00%	35.00%	16.50%	17.00%	25.00%				25.00%	25.00%	25.00%	25.00%	25.00%																							25.00%		25.00%
Corporate income tax																																												20,000
Exempt taxable income, maximum amount (in new taiwan dollars)											120,000
Corporate income tax rate first bracket (as a percent)												20.00%
Maximum taxable income subject to lower income tax rate												200,000
Effective income tax rate		17.50%	14.20%	9.70%										40.70%	40.70%
Reduction in effective income tax rate																								50.00%	50.00%	50.00%			50.00%	50.00%	50.00%			50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Preferential tax rate																							15.00%	12.50%	12.50%	12.50%	15.00%		15.00%	15.00%	15.00%		15.00%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%
Transition period for unified income tax rate																5 years
Period of preferential tax rate for entity which established before March 1, 2007																5 years
Withholding tax on undistributed dividends
Withholding tax rate on undistributed dividends																10.00%	10.00%	10.00%	10.00%	10.00%
Withholding tax rate on undistributed dividends under tax treaty arrangement																5.00%	5.00%	5.00%	5.00%	5.00%												5.00%
Withholding tax accrued on undistributed earnings as of balance sheet date																19,645,562	76,380,924															26,000,000
Withholding tax accrued on undistributed earnings during the period					0																							19,744,931
Withholding tax on license fees and royalties outside PRC						0.00%	20.00%
Withholding income tax expense (in chinese yuan)		9,888,633	20,321,733	26,380,188